Citi Fund Services

800 Boylston Street, 24th Floor

Boston, MA 02199

May 2, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProFunds

File Nos. 333-28339; 811-08239

Rule 497(j) Filing

Dear Ladies and Gentlemen:

As administrator on behalf of ProFunds (the “Trust”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statements of Additional Information of the Trust do not differ from those contained in Post-Effective Amendment No. 99 to the Registration Statement of the Trust, which was filed electronically with the Securities and Exchange Commission on April 28, 2017.

Questions related to this filing should be directed to my attention at (617) 859-3439 or, in my absence, to Cheryl Ardin, ProFund Advisors LLC, at (240) 497-6581.

Sincerely,

/s/ Jennifer A. English
Jennifer A. English